Consolidated Statements of Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income [Abstract]
NET INCOME FOR THE YEAR	$ 1,248,476	$ 1,374,027	$ 1,445,801
ITEMS THAT WILL NOT BE RECLASSIFIED IN PROFIT OR LOSS
Re-measurement of the liability (asset) for net defined benefits and actuarial results for other employee benefit plans	115	(75)	(130)
Fair value changes of equity instruments designated as at fair value through other comprehensive income	(212)	5,367	179
COMPREHENSIVE INCOME THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS BEFORE TAX	(97)	5,292	49
Income tax on other comprehensive income that will not be reclassified to profit or loss	893	(1,429)	(12)
TOTAL COMPREHENSIVE INCOME THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS AFTER TAX	796	3,863	37
ITEMS THAT CAN BE RECLASSIFIED TO PROFIT OR LOSS
Fair value changes of financial assets at fair value through other comprehensive income	(4,664)	8,874	48,076
Cash flow hedges	(21,798)	113,183	(215,476)
Participation in other comprehensive income of entities registered under the equity method	26	116	(169)
COMPREHENSIVE INCOME THAT WILL BE RECLASSIFIED TO PROFIT OR LOSS BEFORE TAXES	(26,436)	122,173	(167,569)
Income tax on other comprehensive income that can be reclassified in profit or loss	5,175	(32,365)	58,977
TOTAL OTHER COMPREHENSIVE INCOME THAT WILL BE RECLASSIFIED TO PROFIT OR LOSS AFTER TAX	(21,261)	89,808	(108,592)
TOTAL OTHER COMPREHENSIVE INCOME FOR THE YEAR	(20,465)	93,671	(108,555)
CONSOLIDATED COMPREHENSIVE INCOME FOR THE YEAR	1,228,011	1,467,698	1,337,246
Attributable to:
Shareholders of the Bank	1,228,011	1,467,696	1,337,244
Non-controlling interests		$ 2	$ 2